UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850
Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 29, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2015 to Feb. 29, 2016.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2015 to February 29, 2016 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,033.70	0.81%	$4.10
Class C	1,000.00	1,029.80	1.56%	7.87
Institutional Class	1,000.00	1,035.70	0.56%	2.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.81%	$4.07
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,030.90	0.75%	$3.79
Class C	1,000.00	1,027.40	1.60%	8.07
Institutional Class	1,000.00	1,031.50	0.60%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio	Expenses Paid During Period 9/1/15 to 2/29/16*
Actual Fund return†
Class A	$1,000.00	$1,040.90	0.85%	$4.31
Class C	1,000.00	1,036.10	1.60%	8.10
Institutional Class	1,000.00	1,042.00	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.77%
Corporate Revenue Bonds	9.31%
Education Revenue Bonds	10.14%
Electric Revenue Bonds	4.68%
Healthcare Revenue Bonds	9.67%
Housing Revenue Bonds	0.90%
Lease Revenue Bonds	3.64%
Local General Obligation Bonds	9.37%
Pre-Refunded/Escrowed to Maturity Bonds	11.70%
Special Tax Revenue Bonds	11.11%
State General Obligation Bonds	9.66%
Transportation Revenue Bonds	13.42%
Water & Sewer Revenue Bonds	5.17%
Short-Term Investments	0.55%
Total Value of Securities	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.43%
Alaska	0.61%
Arizona	2.29%
California	12.07%
Colorado	1.05%
Connecticut	1.10%
Florida	1.43%
Georgia	2.44%
Illinois	4.10%
Indiana	1.28%
Kansas	1.51%
Louisiana	1.02%
Maryland	3.36%
Massachusetts	3.51%
Michigan	0.98%
Minnesota	1.65%
Mississippi	0.35%
Missouri	3.73%
Nevada	0.24%

State / territory	Percentage of net assets
New Jersey	7.68%
New York	17.69%
North Carolina	5.39%
Ohio	2.37%
Oklahoma	3.05%
Oregon	0.31%
Pennsylvania	2.05%
Texas	11.89%
U.S. Virgin Islands	0.17%
Utah	0.28%
Virginia	3.15%
Washington	1.10%
West Virginia	0.56%
Wisconsin	0.48%
Total Value of Securities	99.32%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.90%
Corporate Revenue Bonds	9.47%
Education Revenue Bonds	6.41%
Electric Revenue Bonds	3.03%
Healthcare Revenue Bonds	8.17%
Lease Revenue Bonds	3.77%
Local General Obligation Bonds	10.45%
Pre-Refunded/Escrowed to Maturity Bonds	8.25%
Resource Recovery Revenue Bonds	0.08%
Special Tax Revenue Bonds	14.51%
State General Obligation Bonds	15.08%
Transportation Revenue Bonds	14.54%
Water & Sewer Revenue Bonds	5.14%
Short-Term Investments	0.56%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	0.14%
Arizona	5.71%
California	16.91%
Colorado	0.14%
Connecticut	1.09%
Florida	1.20%
Georgia	2.29%
Guam	0.45%
Idaho	0.91%
Illinois	4.78%
Indiana	0.55%
Kansas	1.59%
Louisiana	3.37%
Maryland	4.39%
Massachusetts	1.07%
Minnesota	6.41%
Mississippi	0.28%
Missouri	1.06%
New Jersey	3.65%

State / territory	Percentage of net assets
New York	14.51%
North Carolina	1.54%
Ohio	1.71%
Oklahoma	0.16%
Oregon	2.91%
Pennsylvania	3.69%
Tennessee	0.67%
Texas	10.72%
Virginia	5.20%
Washington	1.30%
Wisconsin	1.06%
Total Value of Securities	99.46%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 29, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.90%
Corporate Revenue Bonds	19.30%
Education Revenue Bonds	15.62%
Electric Revenue Bonds	0.79%
Healthcare Revenue Bonds	22.66%
Housing Revenue Bonds	0.83%
Lease Revenue Bonds	5.86%
Local General Obligation Bonds	4.48%
Pre-Refunded/Escrowed to Maturity Bonds	5.10%
Resource Recovery Revenue Bonds	0.71%
Special Tax Revenue Bonds	8.56%
State General Obligation Bonds	2.63%
Transportation Revenue Bonds	8.30%
Water & Sewer Revenue Bonds	3.06%
Short-Term Investments	1.95%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

* As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the U.S. as follows:

State / territory	Percentage of net assets
Alabama	3.86%
Alaska	0.18%
Arizona	4.48%
California	13.26%
Colorado	1.96%
Connecticut	0.10%
Delaware	0.42%
District of Columbia	0.70%
Florida	3.98%
Georgia	0.80%
Hawaii	1.89%
Idaho	1.01%
Illinois	5.12%
Indiana	0.89%
Iowa	0.23%
Kansas	0.53%
Kentucky	1.71%
Louisiana	2.14%

State / territory	Percentage of net assets
Maine	0.18%
Maryland	2.81%
Massachusetts	0.95%
Michigan	1.48%
Minnesota	3.12%
Mississippi	0.88%
Missouri	1.17%
Nevada	0.80%
New Hampshire	0.14%
New Jersey	5.77%
New Mexico	0.05%
New York	11.84%
North Carolina	1.52%
Ohio	4.40%
Oklahoma	0.51%
Oregon	0.53%
Pennsylvania	5.83%
Puerto Rico	0.23%
South Carolina	0.50%
Texas	7.62%
Utah	0.20%
Vermont	0.11%
Virginia	1.60%
Washington	0.87%
West Virginia	1.03%
Wisconsin	2.26%
Wyoming	0.19%
Total Value of Securities	99.85%

Schedules of investments

Delaware Tax-Free USA Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.77%

Corporate Revenue Bonds – 9.31%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	4,145,000	$3,734,935
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	8,025,000	7,758,971
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,274,110
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,183,140
6.25% 6/1/24	6,810,000	6,911,946
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	2,853,070
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	1,500,000	903,480
Lower Alabama Gas District Series A 5.00% 9/1/46	2,050,000	2,401,309
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,481,725
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,547,883
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	2,000,000	2,075,840
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower)Class 3 6.375% 7/15/49	1,000,000	1,127,330
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	1,585,000	1,777,704
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,177,689
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	4,765,000	4,115,626
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,192,782

		52,517,540

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds – 10.14%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	$5,721,089
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,305,370
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,835,000	2,804,439
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	2,238,563
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,369,974
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,893,550
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University)
Series A 5.00% 12/15/29	5,000,000	5,787,600
Series A 5.50% 11/15/36	4,515,000	5,083,122
Missouri State Health & Educational Facilities Authority Revenue (Washington University) Series A 5.375% 3/15/39	5,000,000	5,418,400
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,700,397
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	6,269,040
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,578,475
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,741,260
University of California Series AO 5.00% 5/15/40	2,000,000	2,342,580

		57,253,859

Electric Revenue Bonds – 4.68%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	5,861,450
City Public Service Board of San Antonio, Texas 5.00% 2/1/22	5,040,000	6,142,046

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
City Public Service Board of San Antonio, Texas 5.25% 2/1/24	7,000,000	$8,900,290
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	4,610,000	5,493,875

		26,397,661

Healthcare Revenue Bonds – 9.67%
Alachua County, Florida Health Facilities Authority (Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,241,730
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,040,000	2,450,978
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,145,787
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,825,750
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,424,950
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,621,342
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,156,674
Michigan Finance Authority (Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,548,527
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,294,955
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,448,113
6.50% 12/1/21	2,745,000	3,065,836
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,658,998
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,319,723
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,154,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	3,000,000	$3,037,560
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,734,060
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	120,000	144,625
Series A 7.50% 6/1/49	610,000	748,043
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,664,101
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,675,080
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,088,720
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 @	2,900,000	3,152,155

		54,602,167

Housing Revenue Bonds – 0.90%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,605,000	5,085,992

		5,085,992

Lease Revenue Bonds – 3.64%
New Jersey Economic Development Authority (School Facilities Construction)
Series EE 5.00% 9/1/18	770,000	828,974
Series GG 5.75% 9/1/23	100,000	112,035
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	3,597,320
Series B 5.50% 6/15/31	5,000,000	5,474,400
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,491,750
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,289,833
St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,732,835

		20,527,147

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 9.37%
Fairfax County, Virginia (Public Improvement) Series A 5.00% 10/1/19	9,000,000	$10,358,730
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,659,544
5.00% 8/15/26 (PSF)	1,000,000	1,157,630
Los Angeles, California Community College District Series C 5.00% 8/1/25	2,500,000	3,233,525
Montgomery, Maryland Series A 5.00% 11/1/28	5,755,000	7,138,617
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,065,874
Series I-1 5.375% 4/1/36	5,000,000	5,656,400
Subseries D-1 5.00% 10/1/36	6,500,000	7,596,419
Raleigh, North Carolina Series A 5.00% 9/1/26	10,000,000	13,040,900

		52,907,639

Pre-Refunded/Escrowed to Maturity Bonds – 11.70%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	5,500,000	6,585,095
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	4,065,000	4,828,285
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	3,015,775
California State Economic Recovery
Series A 5.25% 7/1/21-19§	1,990,000	2,290,769
(Unrefunded) Series A 5.25% 7/1/21-19§	1,140,000	1,312,300
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	5,889,739
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	85,000	85,997
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,224,988
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,634,830
New Jersey Economic Development Authority (School Facilities Construction) 5.00% 9/1/18	2,120,000	2,344,614

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority (School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	$1,099,611
New Jersey Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,735,059
New York Dormitory Authority Revenue Non State Supported Debt (North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37-19§	3,000,000	3,447,390
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/24-18§	2,930,000	3,214,063
(Second Tier) Series F 5.75% 1/1/38-18§	6,130,000	6,696,351
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,244,673
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	900,000	989,946
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)§	390,000	416,504

		66,055,989

Special Tax Revenue Bonds – 11.11%
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,603,340
Denver, Colorado Convention Center Hotel Authority Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,323,322
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	1,640,000	1,373,287
Kansas State Department of Transportation 5.00% 9/1/27	5,300,000	6,692,840
Massachusetts School Building Authority Series C 5.00% 8/15/31	2,500,000	3,044,850
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	20,000	20,103
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,590,094
New Jersey Economic Development Authority Revenue 5.00% 6/15/28	2,695,000	2,885,860

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	$1,168,150
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011
Series A-1 5.00% 11/1/42	10,000,000	11,666,800
Series C 5.25% 11/1/25	6,000,000	7,166,100
Series D 5.00% 2/1/26	3,000,000	3,529,770
New York State Dormitory Authority (Education) Series B 5.25% 3/15/38	6,000,000	6,738,480
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,094,420
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	590,000	444,518
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	1,365,000	1,384,096

		62,726,030

State General Obligation Bonds – 9.66%
California State 5.25% 11/1/40	3,795,000	4,431,004
Various Purposes
5.00% 9/1/22	2,180,000	2,695,897
5.00% 11/1/43	3,000,000	3,495,510
5.00% 10/1/44	2,420,000	2,821,865
6.00% 4/1/38	4,060,000	4,665,184
6.50% 4/1/33	2,570,000	3,000,578
Connecticut State Series B 5.00% 6/15/35	2,475,000	2,886,914
Maryland State Series A 5.00% 8/1/23	5,000,000	6,281,750
Minnesota State Various Purpose Series A 5.00% 8/1/23	4,500,000	5,642,775
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	12,388,155
Washington State Series C 5.00% 2/1/28	5,000,000	6,214,850

		54,524,482

Transportation Revenue Bonds – 13.42%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	6,120,379

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Chicago, Illinois O’Hare International Airport Series B 5.00% 1/1/33	2,345,000	$2,734,411
Maryland Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,555,501
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,997,900
Series E 5.00% 1/1/45	3,000,000	3,412,770
North Texas Tollway Authority Revenue
Series A 5.00% 1/1/34	5,000,000	5,788,000
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	450,001
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,082,132
Port Authority of New York & New Jersey Special Project (193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,806,360
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,578,161
6.50% 12/1/28	5,500,000	5,554,945
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,905,041
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,922,465
7.50% 6/30/33	1,560,000	1,935,149
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	3,075,648
6.875% 12/31/39	5,500,000	6,499,680
7.00% 12/31/38 (AMT)	1,830,000	2,300,475

		75,719,018

Water & Sewer Revenue Bonds – 5.17%
Kansas, Missouri Sanitary Sewer System Revenue
Series A 4.00% 1/1/23	1,500,000	1,750,290
Series A 4.00% 1/1/24	2,485,000	2,914,706
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,440,400
(Second Generation Fiscal 2013) Series CC
5.00% 6/15/47	1,975,000	2,286,596
(Second Generation Resolution Fiscal 2014) Series BB
5.00% 6/15/46	5,000,000	5,788,850

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue (Junior Lien) Series A 5.00% 5/15/25	1,000,000	$1,262,170
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,915,250
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,421,120
5.00% 8/1/34	2,000,000	2,411,800

		29,191,182

Total Municipal Bonds (cost $503,833,212)		557,508,706

Short-Term Investments – 0.55%

Variable Rate Demand Notes – 0.55%¤
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities (Children’s Health Care) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	1,000,000	1,000,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series C 0.01% 12/1/30	2,000,000	2,000,000
Phoenix, Arizona Industrial Development Authority (Southwest Human Development Project) 0.12% 4/1/28 (LOC – Wells Fargo Bank N.A.)	100,000	100,000

Total Short-Term Investments (cost $3,100,000)		3,100,000

Total Value of Securities – 99.32% (cost $506,933,212)		$560,608,706

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $903,480, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $4,055,635, which represents 0.72% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.90%

Corporate Revenue Bonds – 9.47%
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue (Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	$1,645,478
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/35	4,755,000	5,543,474
(Asset-Backed Senior Notes) Series A-1 4.50% 6/1/27	9,200,000	9,234,040
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,046,973
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,274,454
6.25% 6/1/24	7,500,000	7,612,275
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	778,110
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.00% 7/1/24 (AMT)#@‡	1,905,000	1,147,286
Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,707,520
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,051,308
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,143,222
Ohio State Air Quality Development Authority Revenue Environmental Improvement (Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,539,976
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,603,423
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	5,800,000	7,077,044
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 4.50% 6/1/23	1,590,000	1,613,007
Tulsa, Oklahoma Airports Improvement Trust (American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,111,227

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	$3,035,202

		67,164,019

Education Revenue Bonds – 6.41%
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,003,930
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,446,179
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,457,566
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,253,791
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,508,950
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	775,000	813,859
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,975,643
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,561,090
Miami-Dade County, Florida Educational Facilities Authority (University of Miami)
Series A 5.00% 4/1/30	520,000	613,746
Series A 5.00% 4/1/31	1,090,000	1,278,363
New York City, New York Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,589,647
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,199,018
(Touro College & University System) Series A 5.25% 1/1/34	1,360,000	1,521,908

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	$6,143,013
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,749,425
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,745,573
University of Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,610,538

		45,472,239

Electric Revenue Bonds – 3.03%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	6,818,760
Series N 5.00% 5/1/21	3,580,000	4,316,120
New York State Utility Debt Securitization Authority (Restructuring Bonds) 5.00% 12/15/33	2,190,000	2,682,137
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	710,000	735,212
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue Series A 5.00% 12/1/35	5,840,000	6,959,703

		21,511,932

Healthcare Revenue Bonds – 8.17%
Arizona Health Facilities Authority (Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,800,000	6,861,052
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,028,704
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,016,451
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,696,488
Dauphin County, Pennsylvania General Authority Health System Revenue (Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,902,316
Illinois Finance Authority Revenue (Rush University Medical Center)
Series A 5.00% 11/15/32	2,900,000	3,372,526
Series A 5.00% 11/15/33	1,450,000	1,681,188

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Indiana Finance Authority Hospital Revenue (Industry University Health Obligation) Series A 5.00% 12/1/23	2,500,000	$3,088,800
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.00% 1/1/30	870,000	900,737
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,479,650
New York State Dormitory Authority Revenue (North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,669,280
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,233,760
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	794,290
Ohio State Higher Educational Facilities Commission Revenue (Cleveland Clinic Health System Obligation Group)
Series A 5.00% 1/1/17	2,000,000	2,075,240
Series A 5.00% 1/1/18	1,000,000	1,078,990
Palm Beach County, Florida Health Facilities Authority Revenue (Sinai Residences Boca Raton Project-Entrance Fee) Series B 6.25% 6/1/23	925,000	982,988
Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic)
Series A 4.00% 11/15/30 ●	3,800,000	4,122,772
Series C 4.50% 11/15/38 ●	2,540,000	2,977,566
Southwestern Illinois Development Authority (Memorial Group) 7.125% 11/1/30	2,190,000	3,014,557
Washington State Housing Finance Commission (Heron’s Key)
Series A 144A 6.50% 7/1/30 #	455,000	476,672
Series A 144A 6.75% 7/1/35 #	465,000	488,589

		57,942,616

Lease Revenue Bonds – 3.77%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.125% 11/1/23	690,000	733,546
Idaho Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,390,016

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Los Angeles County, California (Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	$2,932,438
Minnesota State General Fund Revenue Series A 5.00% 6/1/27	3,265,000	3,937,884
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	665,000	715,932
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	5,000,000	5,474,400
New York Liberty Development Revenue (World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	4,665,000	5,031,109
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,645,000	2,675,206
Public Finance Authority, Wisconsin Exempt Revenue (Celanese Project) Series A 5.00% 1/1/24 (AMT)	1,605,000	1,814,260

		26,704,791

Local General Obligation Bonds – 10.45%
Chesterfield County, Virginia Series B 5.00% 1/1/22	4,070,000	4,957,504
Chicago, Illinois Series C 5.00% 1/1/26	2,520,000	2,572,870
Columbus, Ohio Series 1 5.00% 7/1/23	2,535,000	3,166,418
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,474,549
Fairfax County, Virginia Public Improvement Revenue Series B 5.00% 4/1/23	2,895,000	3,616,550
Fort Worth, Texas Independent School District (School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,446,760
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,571,240
Houston, Texas Refunding & Public Improvement Series A 5.25% 3/1/28	5,000,000	5,444,650
Montgomery, Maryland Series A 5.00% 11/1/28	7,255,000	8,999,247
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,722,775
Series E 5.00% 8/1/23	3,685,000	4,555,139
Subseries D-1 5.00% 10/1/30	4,000,000	4,733,080
Raleigh, North Carolina Series A 5.00% 9/1/24	5,000,000	6,369,800

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
San Francisco, California Bay Area Rapid Transit District (Election 2004) Series D 5.00% 8/1/31	5,975,000	$7,368,669
Washington County, Maryland Suburban Sanitary Commission (Consolidated Public Improvement) Second Series 5.00% 6/1/22	5,750,000	7,079,227

		74,078,478

Pre-Refunded/Escrowed to Maturity Bonds – 8.25%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21-18§	2,430,000	2,698,248
Atlanta, Georgia Water & Wastewater Revenue Series A 6.00% 11/1/25-19§	2,925,000	3,475,661
Bay Area, California Toll Bridge Authority Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,665,000	1,817,214
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,714,197
California State Economic Recovery Series A 5.25% 7/1/21-19§	1,740,000	2,002,984
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,151,140
California Statewide Communities Development Authority Revenue (California Statewide Inland Regulatory Control Project) 5.25% 12/1/27-17§	3,605,000	3,898,555
Fairfax County, Virginia Public Improvement Revenue Series A 5.00% 4/1/20-18 (State Aid Withholding)§	5,000,000	5,454,350
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation) Series A 5.25% 7/15/21-18 (AGC)§	2,760,000	3,057,169
Maryland State & Local Facilities Loan Capital Improvement First Series 5.00% 3/15/19-17§	3,675,000	3,849,048
Metropolitan New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28-18§	2,135,000	2,470,451
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23-18§	3,710,000	4,265,980
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project) 5.00% 8/1/18	2,500,000	2,756,450
New Jersey Economic Development Authority (School Facilities Construction) 5.00% 9/1/18	1,820,000	2,012,829

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York State Environmental Facilities Corporation Revenue (Revolving Funds Pooled Financing) Series D 5.00% 9/15/23-17§	3,360,000	$3,594,024
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20-18§	3,440,000	3,773,508
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	670,000	772,443
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,711,785
Texas Transportation Commission State Highway Fund Revenue (First Tier) 5.00% 4/1/18-17§	1,700,000	1,783,351
Virginia State Series B 5.00% 6/1/23-18§	2,000,000	2,195,180

		58,454,567

Resource Recovery Revenue Bonds – 0.08%
Jefferson County, New York Industrial Development Agency Solid Waste Disposal Revenue (Green Bond)
144A 4.75% 1/1/20 (AMT)#	35,000	34,798
144A 5.25% 1/1/24 (AMT)#	510,000	503,207

		538,005

Special Tax Revenue Bonds – 14.51%
Atlanta, Georgia Development Authority (Senior Lien) Series A-1 5.25% 7/1/40	1,870,000	2,197,082
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	200,000	201,244
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,417,785
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	725,000	738,507
5.00% 5/1/34	880,000	896,817
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,751,398
Series A 5.25% 1/1/23	5,375,000	5,933,033

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	$2,712,632
Guam Government Limited Obligation Revenue (Section 30)
Series A 5.375% 12/1/24	1,750,000	1,947,820
Series A 5.625% 12/1/29	1,125,000	1,250,370
Harris County-Houston, Texas Sports Authority (Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,116,489
Kansas State Department of Transportation 5.00% 9/1/29	7,315,000	9,122,390
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (AGC)	6,350,000	7,168,388
Louisiana State Highway Improvement Revenue Series A 5.00% 6/15/29	5,195,000	6,310,159
Massachusetts School Building Authority Series C 5.00% 8/15/29	1,630,000	2,020,662
New Jersey State Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	1,955,135
5.00% 6/15/23	1,250,000	1,377,713
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	4,999,894
New York City, New York Transitional Finance Authority Future Tax Secured 5.00% 11/1/23	2,865,000	3,580,391
Subseries A-1 5.00% 11/1/20	2,860,000	3,386,126
Subseries C 5.00% 11/1/27	4,150,000	5,083,625
Subseries E-1 5.00% 2/1/26	4,020,000	4,788,664
New York State Local Government Assistance Corporation Subordinate Lien Series A 5.00% 4/1/20	3,360,000	3,929,520
Oregon State Lottery
Series C 5.00% 4/1/22	3,750,000	4,591,125
Series C 5.00% 4/1/24	3,550,000	4,466,184
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,003,290
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23	810,000	811,426

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	$7,951,060
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien ) 6.07% 6/1/21 ^	600,000	452,052
(Sales Tax - Vacation Village Project A) Series A 5.00% 9/1/27	1,700,000	1,719,941

		102,880,922

State General Obligation Bonds – 15.08%
California State
5.00% 2/1/20	4,250,000	4,935,143
Series C 5.00% 9/1/30	5,985,000	7,325,221
(Various Purposes)
5.00% 10/1/18	5,000,000	5,562,900
5.00% 11/1/19	5,245,000	6,051,524
5.00% 10/1/24	2,935,000	3,712,599
5.25% 9/1/28	7,750,000	9,239,550
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,219,000
Georgia State Series A-1 5.00% 2/1/24	5,000,000	6,314,850
Minnesota State (Various Purpose)
Series A 5.00% 8/1/19	2,020,000	2,310,496
Series A 5.00% 8/1/23	3,600,000	4,514,220
Series F 5.00% 10/1/22	8,000,000	9,900,240
New Jersey State Series Q 5.00% 8/15/19	5,000,000	5,612,850
New York State Series A 5.00% 2/15/28	5,000,000	5,882,450
Oregon State Series L 5.00% 5/1/26	6,000,000	7,180,020
State of Maryland Series 2-C 5.00% 8/1/22	5,000,000	6,177,400
Texas State (Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,217,835
Virginia State Series D 5.00% 6/1/19	5,715,000	6,503,898
Washington State Series R-2015E 5.00% 7/1/31	3,250,000	3,887,813

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Washington State (Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	$4,328,164

		106,876,173

Transportation Revenue Bonds – 14.54%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,287,300
Central Texas Turnpike System Series C 5.00% 8/15/33	1,750,000	1,999,970
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/30	2,665,000	3,153,228
Series B 5.00% 1/1/33	1,520,000	1,772,411
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,410,301
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/22	680,000	701,726
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,178,640
5.00% 7/1/26	3,000,000	3,535,920
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,754,708
Memphis-Shelby County, Tennessee Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,784,533
Metropolitan New York Transportation Authority Revenue Series 2008C 6.50% 11/15/28	725,000	838,912
Metropolitan, New York Transportation Authority Revenue Series A 5.00% 11/15/18	2,500,000	2,787,825
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Senior Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,190,650
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,296,604
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,282,307
New York State Thruway Authority Revenue Series J 5.00% 1/1/27	5,705,000	6,917,826
North Texas Tollway Authority Revenue (First Tier) 6.00% 1/1/20	485,000	529,537
Pennsylvania State Turnpike Commission Revenue Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,206,439

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation Airport Revenue (Junior Lien)
Series A 5.00% 7/1/26	7,500,000	$8,675,550
Series A 5.00% 7/1/33	3,355,000	3,945,681
Port Authority of New York & New Jersey (194th Series) 5.00% 10/15/32	5,000,000	6,068,350
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,382,917
Sacramento County, California Airport System Revenue 5.00% 7/1/24	1,425,000	1,648,027
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,230,807
San Francisco, California City & County Airports Commission Series D 5.00% 5/1/25	2,000,000	2,396,700
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,339,213
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,496,740
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,714,087
7.50% 12/31/31	3,765,000	4,568,602

		103,095,511

Water & Sewer Revenue Bonds – 5.14%
Atlanta, Georgia Water & Wastewater Revenue Series B 5.50% 11/1/23 (AGM)	3,000,000	3,445,080
California State Department of Water Resources Center Valley Project Series AS 5.00% 12/1/29	2,695,000	3,332,394
Central Arizona Water Conservation District (Central Arizona Project)
4.00% 1/1/25	600,000	705,798
5.00% 1/1/24	275,000	342,702
Columbus, Ohio Sewerage Revenue (System) 5.00% 6/1/30	2,600,000	3,232,606
Kansas City, Missouri Sanitary Sewer System Revenue Series A 4.00% 1/1/22	1,200,000	1,390,380
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,548,830

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	$4,404,640
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,815,194
San Antonio, Texas Water System Revenue (Junior Lien)
Series A 5.00% 5/15/21	1,000,000	1,198,140
Series A 5.00% 5/15/22	1,765,000	2,151,888
San Francisco, California City & County Public Utilities Commission Water Revenue Sub Series A 5.00% 11/1/27	7,430,000	9,049,517
Southern California Water Replenishment District
5.00% 8/1/28	380,000	475,844
5.00% 8/1/29	540,000	671,576
5.00% 8/1/30	540,000	666,473

		36,431,062

Total Municipal Bonds (cost $653,259,898)		701,150,315

Short-Term Investments – 0.56%

Variable Rate Demand Notes – 0.56%¤
Colorado Educational & Cultural Facilities Authority (National Jewish Federation Bond Program) Series D3 0.01% 12/1/37 (LOC-JPMorgan Chase Bank N. A.)	1,000,000	1,000,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series F 0.01% 12/1/30	2,000,000	2,000,000
Mobile County, Alabama Industrial Development Authority (ExxonMobil Project) 0.01% 7/15/32	1,000,000	1,000,000

Total Short-Term Investments (cost $4,000,000)		4,000,000

Total Value of Securities – 99.46% (cost $657,259,898)		$705,150,315

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $7,681,661, which represents 1.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $1,147,286, which represents 0.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 29, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 97.90%

Corporate Revenue Bonds – 19.30%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,790,000	$1,598,196
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	28,340,000	25,536,324
Series A-2 6.50% 6/1/47	8,405,000	8,142,260
Build NYC Resource, New York (Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,187,977
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,482,400
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,143,370
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,609,362
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,133,850
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	3,085,000	3,090,985
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	4,488,650
Series A-1 5.75% 6/1/47	10,735,000	10,379,135
Houston, Texas Airport System Revenue Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,327,150
(Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,314,460
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,252,063
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,372,644
6.00% 6/1/28	1,455,000	1,741,911
6.25% 6/1/24	2,635,000	2,674,446
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,517,410
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#@‡	4,000,000	2,409,280

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Louisiana Public Facilities Authority (LA Pellets Inc. Project) Series A 8.375% 7/1/39 (AMT)@‡	3,500,000	$2,107,665
Lower Alabama Gas District Series A 5.00% 9/1/46	4,130,000	4,837,758
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	505,150
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,498,525
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project) 5.25% 9/15/29 (AMT)	4,000,000	4,392,880
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,440,155
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	1,000,000	1,037,920
New York Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	12,240,800
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,254,660
Nez Perce County, Idaho (Potlatch Project) 6.00% 10/1/24	3,310,000	3,314,005
Ohio State Water Development Authority (First Energy Nuclear Generation) Series B 4.00% 12/1/33 •	5,000,000	5,229,350
Pennsylvania Economic Development Financing Authority (National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,682,745
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	555,010
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,135,040
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	15,419,261
5.25% 12/1/27	2,235,000	2,678,424
5.25% 12/1/28	1,050,000	1,259,286
5.50% 12/1/29	765,000	941,241
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,824,095

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	$1,003,710
Texas Municipal Gas Acquisition & Supply Corp I (Senior Lien) Series D 6.25% 12/15/26	14,460,000	17,643,803
Tobacco Settlement Financing Authority Revenue, New York (Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	3,907,671
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,847,111
Tobacco Settlement Financing Corporation, New Jersey Series 1A 5.00% 6/1/41	20,430,000	17,645,800
TSASC, New York Revenue (Asset-Backed) Series 1 5.125% 6/1/42	485,000	446,229
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,188,500
(American Airlines) 5.00% 6/1/35 (AMT)•	3,000,000	3,419,160
Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,529,393

		212,387,220

Education Revenue Bonds – 15.62%
Arizona State University Series D 5.00% 7/1/46	2,500,000	2,897,900
Arlington, Texas Higher Education Finance (Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,116,730
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,215,000	1,312,771
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue (Medaille College Project) 5.25% 4/1/35	1,460,000	1,485,054
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,041,640
5.50% 11/1/44	2,500,000	2,682,150
(Albert Einstein School of Medicine) 144A
5.50% 9/1/45 #	4,000,000	4,355,000
Burbank, Illinois (Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,156,760
California Municipal Finance Authority Revenue (California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,154,720
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,699,725

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue (Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	$1,790,780
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,341,637
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,798,545
California School Finance Authority (Alliance College-Ready Public Schools)
144A 5.00% 7/1/35 #	1,000,000	1,091,080
144A 5.00% 7/1/45 #	3,000,000	3,224,460
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	665,046
Series A 144A 5.00% 8/1/40 #	605,000	675,730
(New Designs Charter School) Series A 5.50% 6/1/42	2,650,000	2,754,807
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,076,710
6.00% 10/1/49	720,000	778,781
California State University (Systemwide) Series A 5.00% 11/1/17	4,570,000	4,920,473
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,220,653
California Statewide Communities Development Authority Revenue (California Baptist University Project) 7.50% 11/1/41	1,000,000	1,177,080
Series A 5.50% 11/1/38	2,000,000	2,043,780
Capital Trust Agency, Florida (River City Education Services Inc. Project)
5.375% 2/1/35	870,000	886,626
5.625% 2/1/45	1,500,000	1,523,580
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,120,640
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,146,070
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,385,920
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	534,230
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,672,415
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,520,850

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	$1,082,030
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,806,104
5.125% 3/1/37	2,000,000	1,978,440
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,520,235
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,264,220
Henderson, Nevada Public Improvement Trust (Touro College & University System) 5.50% 1/1/44	2,000,000	2,141,240
Idaho Housing & Finance Association Series A 5.00% 6/1/50	1,000,000	1,006,550
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	639,514
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	533,674
Series B 144A 5.00% 7/1/49 #^	2,888,155	274,057
Illinois Finance Authority Charter School Revenue (Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,100,100
Illinois Finance Authority Revenue (Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,097,820
(Rogers Park Montessori)
6.00% 2/1/34	675,000	719,584
6.125% 2/1/45	1,800,000	1,905,696
Illinois Finance Authority Student Housing Revenue (Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,158,020
Indiana State Finance Authority Revenue Educational Facilities (Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39 @	1,000,000	972,950
Kanawha, West Virginia (West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,860,675
Louisiana Public Facilities Authority Revenue (Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,715,685
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,984,750

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	2,845,000	$2,960,137
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,257,871
Maryland State Health & Higher Educational Facilities Authority Revenue (Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,059,320
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,790,060
Massachusetts State Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,101,420
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,025,810
Series A 144A 6.00% 9/15/45 #	1,000,000	1,026,260
Michigan Finance Authority Limited Obligation Revenue (Higher Education Thomas M Cooley) 144A 6.75% 7/1/44 #	3,500,000	3,711,085
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	928,017
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,081,360
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,129,213
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	981,635
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,020,180
Nevada State Department of Business & Industry (Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,623,327
Series A 144A 5.125% 12/15/45 #	2,515,000	2,536,000
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,668,780
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,374,025

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York State Dormitory Authority (Touro College & University System) Series A 5.50% 1/1/44	2,875,000	$3,164,139
North Texas Education Finance Revenue (Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,232,069
Oregon State Facilities Authority Revenue (Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	962,226
Series A 144A 6.375% 9/1/40 #	500,000	539,625
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,399,463
(Edinboro University) 6.00% 7/1/42	1,000,000	1,046,460
(Foundation Indiana University) Series A 1.06% 7/1/39 (SGI)●	2,400,000	1,913,568
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,457,206
(Discovery Charter School Project)
5.875% 4/1/32	450,000	433,885
6.25% 4/1/37	200,000	195,634
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,071,490
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,694,064
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,122,660
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,774,942
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Projects) Series A 144A 5.00% 7/1/46 #	4,000,000	4,129,000
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,064,960
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,053,190
5.625% 9/1/42	600,000	635,622
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	458,779
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,695,090
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,168,300
Pima County, Arizona Industrial Development Authority Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,994,640

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Private Colleges & Universities Authority, Georgia Revenue (Mercer University) Series A 5.00% 10/1/32	1,005,000	$1,114,233
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	805,000	811,931
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,321,680
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,438,784
Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,416,743
Wisconsin Public Finance Authority Revenue (Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,484,393
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,034,940
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,134,150
Yonkers, New York Economic Development Corporation Education Revenue (Charter School Educational Excellence) 6.25% 10/15/40	595,000	632,158

		171,884,211

Electric Revenue Bonds – 0.79%
California State Department of Water Resources Series L 5.00% 5/1/17	1,045,000	1,101,535
Long Island, New York Power Authority Series A 5.00% 9/1/44	1,960,000	2,217,779
South Carolina State Public Service Authority Series E 5.25% 12/1/55	4,000,000	4,552,800
Southern Minnesota Municipal Power Agency Series A 5.25% 1/1/17 (AMBAC)	750,000	780,555

		8,652,669

Healthcare Revenue Bonds – 22.66%
Abag, California Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,884,613
Alachua County, Florida Health Facilities Authority (Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,241,730
Series A 8.00% 10/1/46	1,500,000	1,859,460

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	$1,000,810
Arizona Health Facilities Authority (Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,831,185
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,067,887
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,119,780
Birmingham, Alabama Special Care Facilities Financing Authority (Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,880,285
5.75% 6/1/35	1,500,000	1,531,905
5.75% 6/1/45	2,500,000	2,537,475
6.00% 6/1/50	2,650,000	2,721,179
Board of Managers Joint Guadalupe County-City of Seguin Hospital 5.00% 12/1/45	1,100,000	1,152,712
California Municipal Finance Authority Revenue (Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,101,850
California Statewide Communities Development Authority Revenue (BE Group) 144A 7.25% 11/15/41 #	500,000	581,235
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	14,241,760
Camden County, New Jersey Improvement Authority Revenue (Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,877,300
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	5,179,550
Chesterfield County, Virginia Economic Development Authority Revenue (1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,072,735
Colorado Health Facilities Authority Revenue (American Baptist) 8.00% 8/1/43	2,500,000	3,003,650
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,016,029
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	572,210

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	$1,128,320
(Sunny Vista Living Center)
Series A 5.50% 12/1/30	750,000	759,533
Series A 5.75% 12/1/35	1,150,000	1,160,131
Series A 6.125% 12/1/45	1,200,000	1,228,620
Series A 6.25% 12/1/50	560,000	573,485
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,676,400
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	113,917
Decatur, Texas Hospital Authority (Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,064,820
Series A 5.25% 9/1/29	500,000	553,495
Series A 5.25% 9/1/44	2,000,000	2,141,500
Duluth, Minnesota Economic Development Authority Revenue (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,163,475
East Rochester, New York Housing Authority Revenue (Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,215,552
Florida Development Finance (Tuscan Isle Obligated Group) Series A 144A 7.00% 6/1/45 #	2,000,000	2,090,800
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,728,281
Hanover County, Virginia Economic Development Authority Residential Care Revenue (Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,789,999
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,395,337
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue (15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,236,680
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,508,017
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,100,360
Hospital Facilities Authority of Multnomah County, Oregon (Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,629,632
Illinois Finance Authority Revenue (Admiral at Lake Project) Series A 7.625% 5/15/25	1,750,000	1,982,225

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Admiral at Lake Project)
Series A 7.75% 5/15/30	500,000	$568,740
Series A 8.00% 5/15/40	2,205,000	2,520,095
Series A 8.00% 5/15/46	1,500,000	1,712,730
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,797,339
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,205,320
Indiana Finance Authority Revenue (King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,090,340
5.50% 8/15/45	1,000,000	1,088,610
(Marquette Project) 5.00% 3/1/39	1,250,000	1,321,963
Iowa Finance Authority (Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,586,125
Kentucky Economic Development Finance Authority Healthcare Revenue (Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,340,562
5.75% 11/15/45	2,500,000	2,564,275
5.75% 11/15/50	1,600,000	1,627,824
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,654,835
Series A 6.50% 3/1/45	4,965,000	5,725,986
Kentwood, Michigan Economic Development Corporation Revenue (Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,329,375
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,997,887
Lakeland, Florida (Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,564,650
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	748,185
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	2,040,817
Lucas County, Ohio Health Care Facilities Revenue (Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,104,630
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,934,005

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Martin County, Florida Health Facilities Authority Revenue (Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	$1,117,200
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,837,001
Michigan Finance Authority Revenue (Beaumont Health Credit Group) 5.00% 11/1/44	3,275,000	3,690,729
Michigan State Strategic Fund Limited Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,893,990
Missouri State Health & Educational Facilities Authority Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,109,010
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,584,534
5.375% 1/1/50	6,250,000	6,398,500
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,669,830
New Hampshire Health & Education Facilities Authority (Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,562,381
New Jersey Economic Development Authority (Lions Gate Project) 5.25% 1/1/44	2,000,000	2,074,620
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,058,802
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,854,325
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	946,671
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,928,501
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,294,200
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,620,400
New York State Dormitory Authority (Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,173,799
144A 5.00% 12/1/45 #	800,000	844,216
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,440,250
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,629,334
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,013,070

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue (Morningstar Senior Living) 5.00% 7/1/36	2,000,000	$2,079,100
Orange County, New York Funding Corporation Assisted Living Residence Revenue 6.50% 1/1/46	4,000,000	4,050,080
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project) 7.25% 6/1/34	285,000	343,485
Series A 7.50% 6/1/49	2,920,000	3,580,796
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,405,000	2,519,141
Rochester, Minnesota (The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,834,150
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,676,550
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,485,455
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	993,599
Southeastern Ohio Port Authority (Memorial Health Systems)
5.00% 12/1/43	805,000	835,582
5.50% 12/1/43	1,250,000	1,362,200
Southwestern Illinois Development Authority Revenue (Memorial Group)
7.125% 11/1/30	1,420,000	1,954,644
7.125% 11/1/43	2,500,000	3,343,850
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,114,480
St. Louis County, Missouri Industrial Development Authority (Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	617,304
Series A 5.125% 8/15/45	1,800,000	1,842,660
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	634,392
Tarrant County, Texas Cultural Education Facilities Finance (Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,132,810

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	$544,360
Travis County, Texas Health Facilities Development Corporation Revenue (Westminster Manor Project) 7.125% 11/1/40	1,000,000	1,149,170
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,162,106
Washington State Housing Finance Commission (Heron’s Key)
Series A 144A 6.75% 7/1/35 #	820,000	861,599
Series A 144A 7.00% 7/1/45 #	1,750,000	1,831,515
Series A 144A 7.00% 7/1/50 #	2,000,000	2,078,880
Wayzata, Minnesota Senior Housing Revenue (Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	292,434
Series A 5.75% 11/1/39	600,000	646,674
Series A 6.00% 5/1/47	920,000	996,995
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41 @	7,800,000	8,478,210
Westminster, Maryland (Lutheran Village Millers Grant) 6.00% 7/1/34	800,000	884,368
Series A 5.00% 7/1/24	1,700,000	1,786,207
Series A 6.125% 7/1/39	750,000	829,785
Series A 6.25% 7/1/44	2,500,000	2,770,050
Wichita, Kansas (Presbyterian Manors) Series IV-A 5.625% 5/15/49	595,000	625,018
Wisconsin Public Finance Authority (Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,149,280

		249,468,504

Housing Revenue Bonds – 0.83%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,355,436
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,680,405
Senior Series A 6.40% 8/15/45	1,780,000	1,965,921
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	832,747
Series A 5.25% 5/15/49	3,000,000	3,319,800

		9,154,309

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds – 5.86%
California Municipal Finance Authority Revenue (Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	$1,310,423
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	552,635
Series A 144A 6.875% 1/1/42 #	1,500,000	1,679,400
California Statewide Communities Development Authority Revenue (Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,945,069
Capital Trust Agency, Florida Revenue (Air Cargo - Aero Miami) Series A 5.35% 7/1/29	885,000	964,579
District of Columbia Revenue (Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,538,871
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,528,275
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,009,030
5.375% 2/1/41	4,000,000	4,053,880
New Jersey Economic Development Authority Special Facility Revenue Series WW 5.25% 6/15/30	5,000,000	5,515,750
New York Liberty Development Revenue (Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	10,000,000	10,668,200
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,636,733
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,638,656
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,850,387
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,210,360
Virginia Public Building Authority Series B 5.00% 8/1/20	6,970,000	8,198,393
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,205,550

		64,506,191

Local General Obligation Bonds – 4.48%
Arlington County, Virginia Series D 5.00% 8/1/17	1,375,000	1,463,756

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	$2,290,898
Series 2005D 5.50% 1/1/40	3,000,000	3,001,830
Series 2007E 5.50% 1/1/42	2,150,000	2,149,828
Series 2007F 5.50% 1/1/42	1,250,000	1,249,900
Series A 5.50% 1/1/33	2,000,000	2,020,760
Series C 5.00% 1/1/26	3,840,000	3,920,563
Hennepin County, Minnesota Series B 5.00% 12/1/17	5,700,000	6,148,932
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,232,370
Series J 5.00% 8/1/17	3,625,000	3,856,203
Plano, Texas Independent School District (School Building) Series A 5.00% 2/15/17	560,000	584,780
Prince George’s County, Maryland (Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,775,652
Series C 5.00% 8/1/17	1,775,000	1,889,576
Raleigh, North Carolina Series A 5.00% 9/1/22	7,935,000	9,817,896
Ramsey County, Minnesota Capital Improvement Plan Series A 5.00% 2/1/20	2,530,000	2,935,559

		49,338,503

Pre-Refunded/Escrowed to Maturity Bonds – 5.10%
Brevard County, Florida Health Facilities Authority Revenue (Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,157,195
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,085,679
California Municipal Finance Authority Revenue (Azusa Pacific University project) Series B 7.75% 4/1/31-21§	1,000,000	1,280,070
California Statewide Communities Development Authority Revenue (Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,135,544
(Inland Regional Center Project) 5.375% 12/1/37-17§	6,220,000	6,744,657
Commonwealth of Massachusetts Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,621,233
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36-17§	1,000,000	1,036,880

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	$1,038,753
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,325,448
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39-19§	285,000	343,240
Lucas County, Ohio Improvement (Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,920,493
Maryland State & Local Facilities Loan Capital Improvement Second Series 5.00% 8/1/17-16§	1,070,000	1,091,218
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,209,100
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36-16§	1,870,000	1,907,456
North Texas Tollway Authority Revenue (Toll 2nd Tier) Series F 5.75% 1/1/38-18§	7,000,000	7,646,730
Onondaga, New York Civic Development Revenue (St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,199,170
5.00% 7/1/16	1,000,000	1,015,960
5.00% 7/1/17	1,945,000	2,058,257
5.125% 7/1/31-19§	1,000,000	1,144,160
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	1,100,000	1,268,190
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services) 5.75% 7/1/39-19§	500,000	580,570
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39-21§	1,500,000	1,876,965
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,470,037

		56,157,005

Resource Recovery Revenue Bonds – 0.71%
Essex County, New Jersey Improvement Authority 144A 5.25% 7/1/45 (AMT)#	2,500,000	2,544,500

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Resource Recovery Revenue Bonds (continued)
Jefferson County Industrial Development Agency (Green Bond)
144A 4.75% 1/1/20 (AMT)#	185,000	$183,932
144A 5.25% 1/1/24 (AMT)#	500,000	493,340
Mission Economic Development Corporation, Texas Revenue (Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,039,450
Orange County, Florida Industrial Development Authority (Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,605,175

		7,866,397

Special Tax Revenue Bonds – 8.56%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue Series A 5.00% 5/1/42	1,475,000	1,561,096
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,827,310
Babcock Ranch Community Independent Special District
5.00% 11/1/31	615,000	616,408
5.25% 11/1/46	500,000	500,750
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	1,013,580
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	5,500,000	6,360,035
6.50% 7/15/30	1,175,000	1,371,072
Celebration Pointe, Florida Community Development District 5.125% 5/1/45	2,000,000	2,041,280
Cherry Hill, Virginia Community Development Authority (Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,037,120
144A 5.40% 3/1/45 #	2,000,000	2,073,580
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	3,000,000	3,509,610
Dutchess County, New York Local Development Corporation Revenue (Anderson Center Services Inc. Project) 6.00% 10/1/30	1,900,000	1,986,450

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36 @‡	1,000,000	$250,000
Fountain Urban Renewal Authority, Colorado (Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	5,360,300
Henderson, Nevada Local Improvement Districts No. T-18 5.30% 9/1/35	465,000	389,377
Howard County, Maryland (Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	780,238
6.10% 2/15/44	1,420,000	1,536,639
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,642,567
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,246,675
Lancaster Redevelopment Agency, California (Redevelopment Project) 6.875% 8/1/39	215,000	246,616
Midtown Miami, Florida Community Development District (Parking Garage Project) Series A 5.00% 5/1/37	1,240,000	1,316,471
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,729,935
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,238,322
5.90% 3/1/30	2,000,000	2,157,780
Nevada State 5.00% 6/1/17	1,955,000	2,067,119
New Jersey Transportation Trust Fund Authority (Transportation Program)
Series AA 5.00% 6/15/44	2,000,000	2,098,100
Series AA 5.25% 6/15/41	1,000,000	1,076,060
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,597,300
New Mexico Finance Authority (Senior Lien) 4.00% 6/15/16	500,000	505,610
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,031,440
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,168,150
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,757,898

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series E-1 5.00% 2/1/41	2,500,000	$2,899,400
New York State Dormitory Authority (Unrefunded - General Purpose) Series E 5.00% 2/15/17	1,000,000	1,044,780
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,170,280
Northampton County, Pennsylvania Industrial Development Authority (Route 33 Project) 7.00% 7/1/32	2,770,000	3,040,463
Public Finance Authority Revenue (Celanese Project) Series C 4.30% 11/1/30 (AMT)	4,000,000	4,065,760
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	2,538,425
Series A 5.75% 12/1/45	2,500,000	2,543,450
Regional Transportation, Colorado District Revenue (Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,125,320
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,203,948
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,770
Series A 5.50% 11/1/27	500,000	500,385
St. Louis County, Missouri Industrial Development Authority (Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	1,015,190
Series A 144A 5.25% 9/1/45 #	3,000,000	3,042,600
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement (Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,263,000
Texas Public Finance Authority (Assessment - Unemployment Compensation) 5.00% 1/1/17	2,510,000	2,607,664
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue 5.65% 5/1/37	875,000	877,249

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	125,000	$94,177
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	5,000,000	5,062,950

		94,190,699

State General Obligation Bonds – 2.63%
California State 5.00% 2/1/17	725,000	755,827
Various Purpose 5.00% 10/1/44	2,965,000	3,457,368
Commonwealth of Pennsylvania First Series 5.00% 11/15/16	6,905,000	7,133,348
Connecticut State Series E 5.00% 12/15/17	1,040,000	1,079,738
Hawaii State Series EH 5.00% 8/1/20	5,000,000	5,881,200
Maryland State & Local Facilities Loan (1st Series) Series A 5.00% 8/1/20	6,000,000	7,075,980
New York State Series A 5.25% 2/15/24	2,000,000	2,392,460
Washington State (Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,184,266

		28,960,187

Transportation Revenue Bonds – 8.30%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	1,890,000	2,241,767
Subordinate Lien 6.75% 1/1/41	1,000,000	1,219,550
Chicago, Illinois O’Hare International Airport Revenue Series B 5.00% 1/1/33	4,135,000	4,821,658
City of Los Angeles Department of Airports Series D 5.00% 5/15/41 (AMT)	5,000,000	5,691,450
Delaware Transportation Authority 5.00% 6/1/55	4,105,000	4,622,599
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,854,850
Series A 6.00% 1/15/49	7,690,000	9,107,959
Houston, Texas Airport System Revenue Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,140,310
Kentucky Public Transportation Infrastructure Authority (1st Tier - Downtown Crossing) Series A 5.75% 7/1/49	3,000,000	3,410,520

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Kentucky Public Transportation Infrastructure Authority (1st Tier - Downtown Crossing) Series A 6.00% 7/1/53	1,290,000	$1,488,789
Long Beach, California Marina Revenue 5.00% 5/15/40	1,000,000	1,108,050
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,532,552
Metropolitan New York Transportation Authority (Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,819,000
Metropolitan Washington D.C. Airports Authority Series B 5.00% 10/1/16 (AMT)	900,000	924,561
New Jersey Turnpike Authority Series E 5.00% 1/1/45	2,000,000	2,275,180
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	2,765,000	3,125,528
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) 5.00% 12/31/38 (AMT)	3,000,000	3,291,750
Pennsylvania Turnpike Commission Series B 5.25% 12/1/39	3,460,000	3,952,289
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,320,798
Riverside County, California Transportation Senior Lien Series A 5.75% 6/1/48	1,000,000	1,152,000
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,110,240
San Francisco, California City & County Airports Commission Series A 5.50% 5/1/27 (AMT)	1,915,000	2,101,138
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,255,462
State of Hawaii Airports System Revenue Series A 5.00% 7/1/45 (AMT)	3,490,000	3,894,980
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,478,960
7.50% 6/30/33	500,000	620,240
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,353,056
6.875% 12/31/39	4,055,000	4,792,037

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (NTE Mobility) 7.00% 12/31/38 (AMT)	1,335,000	$1,678,215

		91,385,488

Water & Sewer Revenue Bonds – 3.06%
Charlotte County, Florida Industrial Development Authority (Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	501,450
Jefferson County, Alabama Sewer Revenue (Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,833,150
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,921,605
Series D 7.00% 10/1/51	5,000,000	6,218,700
Metropolitan Water Reclamation District of Greater Chicago, Illinois (Capital Improvement) Series C 5.00% 12/1/16	500,000	517,440
New York City Water & Sewer System (Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,652,015

		33,644,360

Total Municipal Bonds (cost $1,010,185,474)		1,077,595,743

Short-Term Investments – 1.95%

Variable Rate Demand Notes – 1.95%¤
California Infrastructure & Economic Development Bank Revenue (Los Angeles Museum) Series A 0.01% 9/1/37 (LOC - Wells Fargo Bank N.A.)	750,000	750,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation Bond Program) Series B 0.01% 1/1/39 (LOC - TD Bank N.A.)	1,200,000	1,200,000
(National Jewish Federation Bond Program) Series D3 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N. A.)	500,000	500,000
Minneapolis-St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.01% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	4,200,000	4,200,000
(Children’s Health Care) Series B 0.01% 8/15/25 (AGM) (SPA – U.S. Bank N.A.)	2,750,000	2,750,000
Mississippi Business Finance Commission (Chevron USA Incorporate Project) Series A 0.01% 12/1/30	1,860,000	1,860,000

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Commission
(Chevron USA Incorporate) Series G 0.01% 11/1/35	1,950,000	$1,950,000
(Chevron USA Incorporate) Series I 0.01% 11/1/35	5,115,000	5,115,000
(Chevron USA) Series A 0.01% 11/1/35	250,000	250,000
(Chevron USA) Series C 0.01% 11/1/35	500,000	500,000
New York City, New York 0.01% 10/1/23 (LOC - JPMorgan Chase Bank N.A.)	500,000	500,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured) Series C 0.01% 5/1/28 (LOC - Morgan Stanley Bank)	900,000	900,000
Syracuse, New York Industrial Development Agency (Syracuse University Project) Series A-2 0.01% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investments (cost $21,475,000)		21,475,000

Total Value of Securities – 99.85% (cost $1,031,660,474)		$1,099,070,743

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $123,130,109, which represents 11.19% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $14,218,105, which represents 1.29% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 29, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income-producing security. Security is currently in default.

●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – North America

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 29, 2016 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$557,508,706	$701,150,315	$1,077,595,743
Short-term investments, at value[2]	3,100,000	4,000,000	21,475,000
Cash	3,069,077	2,653,817	682,099
Receivable for securities sold	11,115,024	8,764,717	3,037,361
Interest receivable	6,395,229	8,042,332	13,884,498
Receivable for fund shares sold	113,982	1,229,812	5,475,447

Total assets	581,302,018	725,840,993	1,122,150,148

Liabilities:
Payable for securities purchased	15,469,210	14,590,247	18,618,047
Payable for fund shares redeemed	554,027	1,360,291	1,187,669
Income distribution payable	378,721	380,202	798,831
Investment management fees payable	177,574	234,402	366,991
Other accrued expenses	128,066	174,348	261,290
Distribution fees payable	121,584	61,427	129,787
Other affiliates payable	29,872	46,710	47,079
Trustees’ fees and expenses payable	3,842	4,812	7,415

Total liabilities	16,862,896	16,852,439	21,417,109

Total Net Assets	$564,439,122	$708,988,554	$1,100,733,039

Net Assets Consist of:
Paid-in capital	$511,817,894	$665,260,686	$1,050,238,193
Undistributed net investment income	28,670	16,248	29,217
Accumulated net realized loss on investments	(1,082,936)	(4,178,797)	(16,944,640)
Net unrealized appreciation of investments	53,675,494	47,890,417	67,410,269

Total Net Assets	$564,439,122	$708,988,554	$1,100,733,039

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$496,408,626	$184,599,159	$236,252,769
Shares of beneficial interest outstanding, unlimited authorization, no par	41,336,435	15,090,333	21,523,607
Net asset value per share	$12.01	$12.23	$10.98
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.58	$12.58	$11.50

Class C:
Net assets	$30,802,270	$49,348,468	$103,847,821
Shares of beneficial interest outstanding, unlimited authorization, no par	2,564,439	4,036,021	9,422,439
Net asset value per share	$12.01	$12.23	$11.02

Institutional Class:
Net assets	$37,228,226	$475,040,927	$760,632,449
Shares of beneficial interest outstanding, unlimited authorization, no par	3,077,267	38,458,288	68,661,377
Net asset value per share	$12.10	$12.35	$11.08

[1]Investments, at cost	$503,833,212	$653,259,898	$1,010,185,474
[2]Short-term investments, at cost	3,100,000	4,000,000	21,475,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 29, 2016 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$12,423,527	$13,103,792	$24,033,039

Expenses:
Management fees	1,527,625	1,734,557	2,688,465
Distribution expenses – Class A	608,260	233,734	290,245
Distribution expenses – Class C	152,256	240,406	485,571
Dividend disbursing and transfer agent fees and expenses	215,671	362,663	493,505
Accounting and administration expenses	91,912	115,297	168,654
Registration fees	42,497	40,470	47,220
Legal fees	25,510	35,421	39,901
Audit and tax fees	21,052	21,052	21,052
Reports and statements to shareholders	19,040	19,689	28,631
Trustees’ fees and expenses	14,045	17,633	25,693
Custodian fees	11,422	14,402	17,906
Other	14,759	18,194	28,711

	2,744,049	2,853,518	4,335,554
Less expenses waived	(411,313)	(266,883)	(472,254)
Less waived distribution expenses – Class A	—	(93,493)	—
Less expense paid indirectly	(137)	(77)	(91)

Total operating expenses	2,332,599	2,493,065	3,863,209

Net Investment Income	10,090,928	10,610,727	20,169,830

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$1,853,616	$3,060,189	$(1,405,775)
Net change in unrealized appreciation (depreciation) of investments	6,773,612	8,090,619	22,459,708

Net Realized and Unrealized Gain	8,627,228	11,150,808	21,053,933

Net Increase in Net Assets Resulting from Operations	$18,718,156	$21,761,535	$41,223,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,090,928	$20,643,664
Net realized gain (loss)	1,853,616	(200,295)
Net change in unrealized appreciation (depreciation)	6,773,612	(4,364,863)

Net increase in net assets resulting from operations	18,718,156	16,078,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,004,509)	(18,666,036)
Class B	—	(686)
Class C	(438,436)	(875,173)
Institutional Class	(677,474)	(1,110,504)

	(10,120,419)	(20,652,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,675,040	74,645,028
Class C	2,022,825	4,235,410
Institutional Class	8,004,862	17,428,772

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,878,318	15,764,865
Class B	—	616
Class C	371,189	710,330
Institutional Class	518,792	849,477

	30,471,026	113,634,498

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,949,217)	$(82,684,570)
Class B	—	(244,344)
Class C	(2,908,169)	(3,404,801)
Institutional Class	(5,150,576)	(9,294,550)

	(43,007,962)	(95,628,265)

Increase (Decrease) in net assets derived from capital share transactions	(12,536,936)	18,006,233

Net Increase (Decrease) in Net Assets	(3,939,199)	13,432,340

Net Assets:
Beginning of period	568,378,321	554,945,981

End of period	$564,439,122	$568,378,321

Undistributed net investment income	$28,670	$58,161

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,610,727	$21,819,541
Net realized gain	3,060,189	2,050,022
Net change in unrealized appreciation (depreciation)	8,090,619	(12,796,169)

Net increase in net assets resulting from operations	21,761,535	11,073,394

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,784,683)	(6,795,570)
Class B	—	(11)
Class C	(511,219)	(1,036,994)
Institutional Class	(7,332,742)	(13,969,050)

	(10,628,644)	(21,801,625)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,596,387	49,925,867
Class C	3,239,700	6,388,052
Institutional Class	67,137,126	170,360,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,655,068	5,089,103
Class B	—	11
Class C	473,840	936,512
Institutional Class	4,672,225	8,398,439

	100,774,346	241,098,503

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,125,455)	$(117,178,823)
Class B	—	(5,017)
Class C	(3,455,951)	(12,510,417)
Institutional Class	(78,441,281)	(132,111,146)

	(110,022,687)	(261,805,403)

Decrease in net assets derived from capital share transactions	(9,248,341)	(20,706,900)

Net Increase (Decrease) in Net Assets	1,884,550	(31,435,131)

Net Assets:
Beginning of period	707,104,004	738,539,135

End of period	$708,988,554	$707,104,004

Undistributed net investment income	$16,248	$34,165

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,169,830	$33,473,852
Net realized loss	(1,405,775)	(831,845)
Net change in unrealized appreciation (depreciation)	22,459,708	4,993,478

Net increase in net assets resulting from operations	41,223,763	37,635,485

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,436,334)	(8,419,400)
Class B	—	(680)
Class C	(1,488,193)	(2,552,313)
Institutional Class	(14,232,726)	(22,286,610)

	(20,157,253)	(33,259,003)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,545,745	91,360,167
Class C	17,296,236	30,401,468
Institutional Class	155,494,735	355,524,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,526,977	6,651,908
Class B	—	678
Class C	1,299,473	2,157,658
Institutional Class	12,640,647	19,296,801

	222,803,813	505,393,136

	Six months ended 2/29/16 (Unaudited)	Year ended 8/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,697,095)	$(77,543,924)
Class B	—	(223,935)
Class C	(7,928,480)	(13,377,278)
Institutional Class	(71,252,943)	(111,991,145)

	(110,878,518)	(203,136,282)

Increase in net assets derived from capital share transactions	111,925,295	302,256,854

Net Increase in Net Assets	132,991,805	306,633,336

Net Assets:
Beginning of period	967,741,234	661,107,898

End of period	$1,100,733,039	$967,741,234

Undistributed net investment income	$29,217	$16,640

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.830	$11.900	$11.140	$12.260	$11.300	$11.630

0.214	0.434	0.445	0.456	0.484	0.503
0.181	(0.070)	0.760	(1.039)	0.959	(0.330)

0.395	0.364	1.205	(0.583)	1.443	0.173

(0.215)	(0.434)	(0.445)	(0.457)	(0.483)	(0.503)
—	—	—	(0.080)	—	—

(0.215)	(0.434)	(0.445)	(0.537)	(0.483)	(0.503)

$12.010	$11.830	$11.900	$11.140	$12.260	$11.300

3.37%	3.09%	11.02%	(5.02% )	13.01%	1.65%

$496,409	$504,204	$500,590	$519,986	$604,415	$589,175
0.81%	0.81%	0.80%	0.80%	0.80%	0.80%
0.96%	0.96%	0.97%	0.99%	0.93%	0.94%
3.62%	3.63%	3.88%	3.76%	4.11%	4.52%
3.47%	3.48%	3.71%	3.57%	3.98%	4.38%
17%	16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.830	$11.910	$11.140	$12.270	$11.300	$11.630

0.170	0.344	0.359	0.364	0.395	0.419
0.181	(0.080)	0.770	(1.048)	0.969	(0.330)

0.351	0.264	1.129	(0.684)	1.364	0.089

(0.171)	(0.344)	(0.359)	(0.366)	(0.394)	(0.419)
—	—	—	(0.080)	—	—

(0.171)	(0.344)	(0.359)	(0.446)	(0.394)	(0.419)

$12.010	$11.830	$11.910	$11.140	$12.270	$11.300

2.98%	2.23%	10.28%	(5.82% )	12.26%	0.88%

$30,802	$30,851	$29,524	$33,509	$36,840	$30,552
1.56%	1.57%	1.56%	1.56%	1.56%	1.56%
1.71%	1.72%	1.72%	1.70%	1.69%	1.70%
2.87%	2.88%	3.12%	3.00%	3.35%	3.76%
2.72%	2.73%	2.96%	2.86%	3.22%	3.62%
17%	16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$11.910	$11.990	$11.220	$12.360	$11.380	$11.720

0.230	0.466	0.477	0.490	0.517	0.534
0.191	(0.080)	0.770	(1.060)	0.979	(0.340)

0.421	0.386	1.247	(0.570)	1.496	0.194

(0.231)	(0.466)	(0.477)	(0.490)	(0.516)	(0.534)
—	—	—	(0.080)	—	—

(0.231)	(0.466)	(0.477)	(0.570)	(0.516)	(0.534)

$12.100	$11.910	$11.990	$11.220	$12.360	$11.380

3.57%	3.26%	11.33%	(4.89% )	13.41%	1.83%

$37,228	$33,323	$24,588	$17,008	$18,187	$9,242
0.56%	0.57%	0.56%	0.56%	0.56%	0.56%
0.71%	0.72%	0.72%	0.70%	0.69%	0.70%
3.87%	3.88%	4.12%	4.00%	4.35%	4.76%
3.72%	3.73%	3.96%	3.86%	4.22%	4.62%
17%	16%	34%	40%	52%	49%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.040	$12.210	$11.690	$12.410	$11.850	$12.110

0.180	0.346	0.342	0.344	0.362	0.381
0.190	(0.170)	0.520	(0.720)	0.560	(0.260)

0.370	0.176	0.862	(0.376)	0.922	0.121

(0.180)	(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

(0.180)	(0.346)	(0.342)	(0.344)	(0.362)	(0.381)

$12.230	$12.040	$12.210	$11.690	$12.410	$11.850

3.09%	1.46%	7.47%	(3.13% )	7.89%	1.10%

$184,599	$184,514	$249,848	$391,923	$464,540	$444,780
0.75%	0.76%	0.75%	0.75%	0.75%	0.75%
0.93%	0.93%	0.93%	0.97%	0.97%	0.98%
2.97%	2.85%	2.86%	2.79%	2.98%	3.27%
2.79%	2.68%	2.68%	2.57%	2.76%	3.04%
19%	19%	34%	23%	39%	43%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.030	$12.200	$11.690	$12.400	$11.850	$12.110

0.128	0.243	0.240	0.239	0.258	0.282
0.200	(0.170)	0.510	(0.710)	0.550	(0.260)

0.328	0.073	0.750	(0.471)	0.808	0.022

(0.128)	(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

(0.128)	(0.243)	(0.240)	(0.239)	(0.258)	(0.282)

$12.230	$12.030	$12.200	$11.690	$12.400	$11.850

2.74%	0.60%	6.48%	(3.87% )	6.89%	0.25%

$49,349	$48,328	$54,231	$64,904	$75,887	$60,398
1.60%	1.61%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.67%	1.67%	1.68%
2.12%	2.00%	2.01%	1.94%	2.13%	2.42%
2.04%	1.93%	1.93%	1.87%	2.06%	2.34%
19%	19%	34%	23%	39%	43%

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$12.160	$12.330	$11.810	$12.530	$11.970	$12.230

0.191	0.368	0.363	0.366	0.384	0.402
0.190	(0.170)	0.520	(0.720)	0.560	(0.260)

0.381	0.198	0.883	(0.354)	0.944	0.142

(0.191)	(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

(0.191)	(0.368)	(0.363)	(0.366)	(0.384)	(0.402)

$12.350	$12.160	$12.330	$11.810	$12.530	$11.970

3.15%	1.62%	7.58%	(2.92% )	8.00%	1.28%

$475,041	$474,262	$434,455	$359,213	$333,033	$281,256
0.60%	0.61%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.67%	0.67%	0.68%
3.12%	3.00%	3.01%	2.94%	3.13%	3.42%
3.04%	2.93%	2.93%	2.87%	3.06%	3.34%
19%	19%	34%	23%	39%	43%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.750	$10.650	$9.640	$10.750	$9.620	$10.090

0.207	0.413	0.447	0.449	0.496	0.479
0.230	0.097	1.008	(1.110)	1.127	(0.474)

0.437	0.510	1.455	(0.661)	1.623	0.005

(0.207)	(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

(0.207)	(0.410)	(0.445)	(0.449)	(0.493)	(0.475)

$10.980	$10.750	$10.650	$9.640	$10.750	$9.620

4.09%	4.83%	15.42%	(6.47% )	17.28%	0.23%

$236,253	$227,090	$204,936	$200,988	$228,829	$140,629
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.97%	0.99%	0.99%	0.99%	1.01%
3.82%	3.80%	4.38%	4.18%	4.83%	5.03%
3.73%	3.68%	4.24%	4.04%	4.69%	4.87%
6%	10%	31%	46%	34%	57%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.800	$10.700	$9.680	$10.800	$9.660	$10.130

0.167	0.333	0.373	0.370	0.422	0.409
0.220	0.097	1.018	(1.120)	1.137	(0.474)

0.387	0.430	1.391	(0.750)	1.559	(0.065)

(0.167)	(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

(0.167)	(0.330)	(0.371)	(0.370)	(0.419)	(0.405)

$11.020	$10.800	$10.700	$9.680	$10.800	$9.660

3.61%	4.04%	14.63%	(7.21% )	16.47%	(0.51% )

$103,848	$91,196	$71,424	$69,889	$69,634	$44,497
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.72%	1.74%	1.74%	1.74%	1.76%
3.07%	3.05%	3.63%	3.43%	4.08%	4.28%
2.98%	2.93%	3.49%	3.29%	3.94%	4.12%
6%	10%	31%	46%	34%	57%

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/16[1]	Year ended

(Unaudited)	8/31/15	8/31/14	8/31/13	8/31/12	8/31/11

$10.850	$10.750	$9.730	$10.850	$9.710	$10.190

0.223	0.443	0.476	0.480	0.527	0.506
0.229	0.097	1.018	(1.120)	1.137	(0.484)

0.452	0.540	1.494	(0.640)	1.664	0.022

(0.222)	(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

(0.222)	(0.440)	(0.474)	(0.480)	(0.524)	(0.502)

$11.080	$10.850	$10.750	$9.730	$10.850	$9.710

4.20%	5.08%	15.71%	(6.23% )	17.57%	0.41%

$760,632	$649,455	$384,525	$165,162	$125,661	$44,364
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.72%	0.74%	0.74%	0.74%	0.76%
4.07%	4.05%	4.63%	4.43%	5.08%	5.28%
3.98%	3.93%	4.49%	4.29%	4.94%	5.12%
6%	10%	31%	46%	34%	57%

Notes to financial statements
Delaware Investments® National Tax-Free Funds	February 29, 2016 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2012–Aug. 31, 2015), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Feb. 29, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

“Less expense paid indirectly.” For the six months ended Feb. 29, 2016, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$137	$77	$91

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, acquired fund fees and expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2015 through Feb. 29, 2016.1 For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis (NAV). These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,385	$16,791	$24,552

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2016, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$58,961	$73,963	$108,171

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2015 through Feb. 29, 2016.1 Each Fund pays 1.00% of the average daily net assets of the Class C shares for all the Funds. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$5,640	$7,070	$10,221

For the six months ended Feb. 29, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$9,267	$3,411	$24,760

For the six months ended Feb. 29, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$ —	$ 78	$ 950
Class C	567	644	6,684

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2016, were executed by the Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2016, the Funds engaged in securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$10,600,073	$13,735,058	$36,400,455
Sales	17,449,151	17,110,535	25,580,138
Net realized gain (losses)	241,781	1,020	—

1The contractual waiver period is from Dec. 29, 2014, through Dec. 29, 2016.

3. Investments

For the six months ended Feb. 29, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$92,259,394	$130,932,123	$168,545,885
Sales	94,919,059	133,134,010	56,999,512

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$506,933,212	$657,259,898	$1,031,154,713

Aggregate unrealized appreciation of investments	$54,790,603	$48,844,507	$73,455,046
Aggregate unrealized depreciation of investments	(1,115,109)	(954,090)	(5,539,016)

Net unrealized appreciation of investments	$53,675,494	$47,890,417	$67,916,030

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2015 will expire as follows:

	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
2017	$5,428,954	$374,735

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Loss carryforward character:
Short-term	$ 642,595	$1,475,138	$10,312,954
Long-term	2,105,302	—	5,318,096

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Delaware Tax-Free USA Fund
Securities	Level 2
Municipal Bonds	$557,508,706
Short-Term Investments	3,100,000

Total Value of Securities	$560,608,706

Delaware Tax-Free USA Intermediate Fund
Securities	Level 2
Municipal Bonds	$701,150,315
Short-Term Investments	4,000,000

Total Value of Securities	$705,150,315

Delaware National High-Yield Municipal Bond Fund
Securities	Level 2
Municipal Bonds	$1,077,595,743
Short-Term Investments	21,475,000

Total Value of Securities	$1,099,070,743

During the six months ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Feb. 29, 2016, there were no Level 3 investments.

Notes to financial statements
Delaware Investments® National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Shares sold:
Class A	976,772	6,206,129	1,861,855	4,103,827	2,982,842	8,439,793
Class B	—	—	—	—	—	—
Class C	169,519	354,520	266,788	524,181	1,583,312	2,799,793
Institutional Class	665,685	1,448,572	5,469,910	13,835,733	14,147,279	32,549,643

Shares issued upon reinvestment of dividends and distributions:
Class A	660,589	1,321,485	218,609	418,517	324,008	615,419
Class B	—	52	—	1	—	64
Class C	31,115	59,534	39,036	77,051	118,889	198,834
Institutional Class	43,170	70,685	380,953	684,213	1,150,300	1,768,432

	2,546,850	9,460,977	8,237,151	19,643,523	20,306,630	46,371,978

Shares redeemed:
Class A	(2,933,205)	(6,951,366)	(2,313,983)	(9,663,549)	(2,899,693)	(7,179,403)
Class B	—	(20,585)	—	(413)	—	(20,948)
Class C	(244,236)	(285,827)	(285,430)	(1,030,063)	(725,291)	(1,231,191)
Institutional Class	(428,466)	(772,866)	(6,400,389)	(10,756,662)	(6,473,357)	(10,249,783)

	(3,605,907)	(8,030,644)	(8,999,802)	(21,450,687)	(10,098,341)	(18,681,325)

Net increase (decrease)	(1,059,057)	1,430,333	(762,651)	(1,807,164)	10,208,289	27,690,653

For the year ended Aug. 31, 2015, the following shares and values were converted from Class B to Class A for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

	Year ended 8/31/15

	Class B Shares	Class A Shares	Value
Delaware Tax-Free USA Fund	2,096	2,095	$24,893
Delaware National High-Yield Municipal Bond Fund	3,664	3,672	39,175

For the year ended Aug. 31, 2015, Delaware Tax-Free USA Intermediate Fund had no exchange transactions.

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended Feb. 29, 2016 and the year ended Aug. 31, 2015, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 2/29/16

	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	5,031	—	4,999	$ 60,443
Delaware Tax-Free USA Intermediate Fund	1,742	—	1,729	21,196
Delaware National High-Yield Municipal Bond Fund	55,552	468	55,095	615,427

	Year ended 8/31/15

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Intermediate Fund	1,776	603	2,358	$28,610
Delaware National High-Yield Municipal Bond Fund	1,758	5,032	6,750	73,457

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Funds had no amounts outstanding as of Feb. 29, 2016 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in U.S. territories and possessions such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2016, 2.11%, 4.24%, and 1.70% of Delaware Tax-Free USA Fund’s, Delaware Tax-Free USA Intermediate Fund’s, and Delaware National High-Yield Municipal Bond Fund’s net assets, respectively, were insured by bond insurers. These securities have been identified on the “Schedules of investments.”

As of Feb. 29, 2016, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 12.07%, 17.69%, and 11.89%, respectively, of the Fund’s net assets. As of Feb. 29, 2016, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 16.90%, 14.51%, and 10.72%, respectively, of the Fund’s net assets. As of Feb. 29, 2016, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.26% and 11.84%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on

Notes to financial statements
Delaware Investments® National Tax-Free Funds

6. Geographic, Credit, and Market Risks (continued)

investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Investments

Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments

Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments

Family of Funds

Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2016